ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED MAJOR SUBSIDIARIES

The followings are the consolidated entities:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Parent company
Globavend Holdings Limited	May, 2023	Cayman Islands	100%	Investment holding company
Wholly-owned subsidiaries
Globavend Associates Limited	May, 2023	British Virgin Islands	100%	Intermediate holding company
Globavend (HK) Limited	June, 2016	Hong Kong	100%	Provision of integrated cross-border logistics services and air freight forwarding services